ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	June 30, 2022	December 31, 2021
Accounts payable (a)	$100,489	$96,154
Accrued payroll and welfare payable	56,826	50,949
VAT and other taxes payable	3,027	2,895
Others (b)	158,655	78,644
	$318,997	$228,642

(a)	Accounts payable primarily include supplier’s service charges to HHMT and SJMC .
(b)	Others primarily includes office rental and property management fees payable by ZDH’s subsidiaries.